Land use rights, net	12 Months Ended
Dec. 31, 2023
Land use rights, net
Land use rights, net
8.	Land use rights, net

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	8,391,748	11,083,695
Less: accumulated amortization	(698,234)	(896,061)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	7,638,506	10,132,626

The expiry dates of the land use rights range from the years 2049 to 2073.
Amortization expenses charged were RMB150.5 million, RMB178.8 million and RMB217.3 million for the years ended December 31, 2021, 2022 and 2023, respectively. Amortization expenses are expected to be at RMB258.1 million for each of the year ending December 31, 2024, 2025, 2026, 2027 and 2028.
There is no impairment on land use rights recognized for the year ended December 31, 2021,2022 and 2023.